CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Temporary equity par value (usd per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	20,000,000	20,000,000	20,000,000	130,133,670	130,133,670
Temporary equity, shares issued (in shares)	0	0	0	129,148,393	129,148,393
Temporary equity, shares outstanding (in shares)	0	0	0	129,148,393	129,148,393
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)	400,000,000	400,000,000	400,000,000	158,918,093	158,918,093
Common shares, shares issued (in shares)	196,055,228	195,674,502	195,451,596	10,422,051	9,217,160
Common shares, shares outstanding (in shares)	196,055,228	195,674,502	195,451,596	10,422,051	9,217,160